Disclosure of detailed information about impairment loss by segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Pre-tax impairment	$ 11,320	$ 0
Manitoba [Member]
Statement [Line Items]
Pre-tax impairment	11,320
Tax impact - recovery	(3,849)
After-tax impairment charge	7,471
Property, plant and equipment [Domain] | Manitoba [Member]
Statement [Line Items]
Pre-tax impairment	$ 11,320